DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Due to related parties	$ 46,875	$ 46,875	$ 64,719
Bruce Abbott
Due to related parties	0	0	17,844
Bruce Abbott and David Lifschultz
Due to related parties	$ 46,875	$ 46,875	$ 46,875